INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of Inventories	Breakdown of inventories

	December 31,
Description	2025	2024

Maintenance materials and parts	1,000,881	966,701
Flight attendant, uniforms and others	25,288	30,430
Provision for losses	(53,637)	(53,553)
Total net	972,532	943,578

Schedule of Provision For Inventory Losses
The movement of the provision for loss is as follows:

	December 31,
Description	2025	2024

Balances at the beginning of the year	(53,553)	(47,658)
Movement, net	(84)	(5,895)
Balances at the end of the year	(53,637)	(53,553)